Restricted Assets - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [line items]
Restricted net assets not available for distribution	₨ 0	₨ 0
Consolidated Subsidaries [Member]
Statement [line items]
Threshold percentage of restricted net assets to consolidated net assets	25.00%